Analysis of Group statement of financial position by segment (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Goodwill	£ 1,482	£ 1,628	£ 1,648
Deferred acquisition costs and other intangible assets	11,011	10,807
Property, plant and equipment	789	743	1,197
Reinsurers' share of insurance contract liabilities	9,673	10,051
Deferred tax assets	2,627	4,315
Current tax recoverable	613	440
Accrued investment income	2,676	3,153
Other debtors	2,963	3,019
Investment properties	16,497	14,646	13,422
Investment in joint ventures and associates accounted for using the equity method	1,416	1,273
Loans	17,042	15,173
Equity securities and portfolio holdings in unit trusts	223,391	198,552
Debt securities	171,374	170,458
Derivative assets	4,801	3,936
Other investments	5,622	5,465
Deposits	11,236	12,185
Assets held for sale	38	4,589
Cash and cash equivalents	10,690	10,065	7,782	£ 6,409
Total assets	493,941	470,498
Total equity	16,094	14,667	12,956	£ 11,812
Liabilities
Insurance contract liabilities	328,172	316,436	260,753
Investment contract liabilities with discretionary participation features	62,677	52,837
Investment contract liabilities without discretionary participation features	20,394	19,723
Unallocated surplus of with-profits funds	16,951	14,317	£ 13,096
Core structural borrowings of shareholder-financed operations	6,280	6,798
Operational borrowings attributable to shareholder-financed operations	1,791	2,317
Borrowings attributable to with-profits operations	3,716	1,349
Obligations under funding, securities lending and sale and repurchase agreements	5,662	5,031
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,889	8,687
Deferred tax liabilities	4,715	5,370
Current tax liabilities	537	649
Accruals deferred income and other liabilities	14,185	13,825
Provisions	1,123	947
Derivative liabilities	2,755	3,252
Liabilities held for sale		4,293
Total liabilities	477,847	455,831
Total equity and liabilities	493,941	470,498
Unallocated to a segment (other operations)
Assets
Deferred acquisition costs and other intangible assets	42	29
Property, plant and equipment	3	3
Reinsurers' share of insurance contract liabilities	3
Deferred tax assets	58	55
Current tax recoverable	93	2
Accrued investment income	31	37
Other debtors	2,121	2,130
Loans	109	563
Equity securities and portfolio holdings in unit trusts	115	29
Debt securities	2,307	2,371
Derivative assets	123	128
Deposits	362	6
Cash and cash equivalents	1,290	1,709
Total assets	6,657	7,062
Total equity	(3,325)	(3,949)
Liabilities
Insurance contract liabilities	31
Investment contract liabilities without discretionary participation features	1
Core structural borrowings of shareholder-financed operations	6,096	6,596
Operational borrowings attributable to shareholder-financed operations	1,085	1,651
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	15
Deferred tax liabilities	15	11
Current tax liabilities	71	11
Accruals deferred income and other liabilities	1,597	1,611
Provisions	61	68
Derivative liabilities	1,010	1,063
Total liabilities	9,982	11,011
Total equity and liabilities	6,657	7,062
Elimination of intra-group amounts
Assets
Reinsurers' share of insurance contract liabilities	(1,235)	(1,302)
Current tax recoverable	(80)
Other debtors	(5,199)	(5,310)
Total assets	(6,514)	(6,612)
Liabilities
Insurance contract liabilities	(1,235)	(1,302)
Current tax liabilities	(80)
Accruals deferred income and other liabilities	(5,199)	(5,310)
Total liabilities	(6,514)	(6,612)
Total equity and liabilities	(6,514)	(6,612)
Asia | Operating segments
Assets
Goodwill	305	306
Deferred acquisition costs and other intangible assets	2,540	2,319
Property, plant and equipment	125	124
Reinsurers' share of insurance contract liabilities	1,960	1,539
Deferred tax assets	112	107
Current tax recoverable	58	29
Accrued investment income	595	549
Other debtors	2,675	2,662
Investment properties	5	5
Investment in joint ventures and associates accounted for using the equity method	912	825
Loans	1,317	1,303
Equity securities and portfolio holdings in unit trusts	29,976	23,599
Debt securities	40,982	36,546
Derivative assets	113	47
Deposits	1,291	1,425
Assets held for sale		3,863
Cash and cash equivalents	1,934	2,157
Total assets	84,900	77,405
Total equity	5,926	5,376
Liabilities
Insurance contract liabilities	63,468	54,417
Investment contract liabilities with discretionary participation features	337	347
Investment contract liabilities without discretionary participation features	328	254
Unallocated surplus of with-profits funds	3,474	2,667
Operational borrowings attributable to shareholder-financed operations	50	19
Borrowings attributable to with-profits operations	10	4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	3,631	3,093
Deferred tax liabilities	1,152	935
Current tax liabilities	122	125
Accruals deferred income and other liabilities	6,069	5,916
Provisions	254	229
Derivative liabilities	79	265
Liabilities held for sale		3,758
Total liabilities	78,974	72,029
Total equity and liabilities	84,900	77,405
US | Operating segments
Assets
Goodwill		16
Deferred acquisition costs and other intangible assets	8,219	8,327
Property, plant and equipment	214	247
Reinsurers' share of insurance contract liabilities	6,424	7,224
Deferred tax assets	2,300	3,979
Current tax recoverable	298	101
Accrued investment income	492	628
Other debtors	248	304
Investment properties	5	6
Loans	9,630	9,735
Equity securities and portfolio holdings in unit trusts	130,630	120,747
Debt securities	35,378	40,745
Derivative assets	1,611	834
Other investments	848	992
Deposits	43	49
Cash and cash equivalents	1,658	1,135
Total assets	197,998	195,069
Total equity	5,248	5,408
Liabilities
Insurance contract liabilities	177,728	174,328
Investment contract liabilities without discretionary participation features	2,996	3,298
Core structural borrowings of shareholder-financed operations	184	202
Operational borrowings attributable to shareholder-financed operations	508	480
Obligations under funding, securities lending and sale and repurchase agreements	4,304	3,534
Deferred tax liabilities	1,845	2,832
Current tax liabilities	47
Accruals deferred income and other liabilities	5,109	4,920
Provisions	24	3
Derivative liabilities	5	64
Total liabilities	192,750	189,661
Total equity and liabilities	197,998	195,069
UK and Europe | Operating segments
Assets
Goodwill	1,177	1,306
Deferred acquisition costs and other intangible assets	210	132
Property, plant and equipment	447	369
Reinsurers' share of insurance contract liabilities	2,521	2,590
Deferred tax assets	157	174
Current tax recoverable	244	308
Accrued investment income	1,558	1,939
Other debtors	3,118	3,233
Investment properties	16,487	14,635
Investment in joint ventures and associates accounted for using the equity method	504	448
Loans	5,986	3,572
Equity securities and portfolio holdings in unit trusts	62,670	54,177
Debt securities	92,707	90,796
Derivative assets	2,954	2,927
Other investments	4,774	4,473
Deposits	9,540	10,705
Assets held for sale	38	726
Cash and cash equivalents	5,808	5,064
Total assets	210,900	197,574
Total equity	8,245	7,832
Liabilities
Insurance contract liabilities	88,180	88,993
Investment contract liabilities with discretionary participation features	62,340	52,490
Investment contract liabilities without discretionary participation features	17,069	16,171
Unallocated surplus of with-profits funds	13,477	11,650
Operational borrowings attributable to shareholder-financed operations	148	167
Borrowings attributable to with-profits operations	3,706	1,345
Obligations under funding, securities lending and sale and repurchase agreements	1,358	1,497
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,243	5,594
Deferred tax liabilities	1,703	1,592
Current tax liabilities	377	513
Accruals deferred income and other liabilities	6,609	6,688
Provisions	784	647
Derivative liabilities	1,661	1,860
Liabilities held for sale		535
Total liabilities	202,655	189,742
Total equity and liabilities	£ 210,900	£ 197,574